BUSINESS ACQUISITION (Details) - USD ($)	Nov. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill		$ 1,022,567	$ 0
PA Holdings and CA Holdings
BUSINESS ACQUISITION
Equity interest acquired (in percent)	100.00%
Cash consideration	$ 3,900,000
Period for goodwill deductible for tax purposes	15 years
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Project assets	$ 2,874,060
Net assets acquired	2,874,060
Goodwill	1,022,567
Total consideration transferred/Net cash paid	$ 3,896,627